Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.2%
Penn Series Flexibly Managed Fund*	39,856	$3,496,542
Penn Series Index 500 Fund*	67,845	2,591,688
Penn Series Large Core Value Fund*	46,763	1,296,746
Penn Series Mid Core Value Fund*	27,227	867,445
Penn Series Real Estate Securities Fund*	15,468	416,551
TOTAL AFFILIATED EQUITY FUNDS (Cost $7,365,506)		8,668,972

AFFILIATED FIXED INCOME FUNDS — 75.9%
Penn Series High Yield Bond Fund*	133,805	2,223,851
Penn Series Limited Maturity Bond Fund*	1,015,752	13,458,710
Penn Series Quality Bond Fund*	1,245,917	18,589,078
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $35,793,236)		34,271,639

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.9%
Penn Series Developed International Index Fund*	54,683	864,540
Penn Series International Equity Fund*	11,801	426,706
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,233,055)		1,291,246
TOTAL INVESTMENTS — 98.0% (Cost $44,391,797)		$44,231,857
Other Assets & Liabilities — 2.0%		909,407
TOTAL NET ASSETS — 100.0%		$45,141,264

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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